Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Details 2) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
Current accounts	$ 3,121	$ 2,970
Time deposits and short term investments with original maturity less than 90 days	10,150	5,890
Total cash and cash equivalents	$ 13,271	$ 8,860	$ 7,007	$ 4,674